Distillate Small/Mid Cash Flow ETF
Schedule of Investments
June 30, 2023 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 98.3%
	Basic Materials - 5.0%
3,111	AdvanSix, Inc.	$108,823
5,937	Chemours Company	219,016
13,437	Cleveland-Cliffs, Inc. (a)	225,204
2,631	Eastman Chemical Company	220,267
5,980	Huntsman Corporation	161,580
4,434	Olin Corporation	227,863
3,732	Sylvamo Corporation	150,959
		1,313,712
	Communications - 3.5%
9,947	1-800-Flowers.com, Inc. - Class A (a)	77,587
6,824	Cargurus, Inc. (a)	154,427
1,756	InterDigital, Inc.	169,542
17,313	Open Lending Corporation (a)	181,960
6,093	Overstock.com, Inc. (a)	198,449
1,990	Ziff Davis, Inc. (a)	139,419
		921,384
	Consumer, Cyclical - 26.6% (b)
4,689	Abercrombie & Fitch Company (a)	176,682
3,043	Academy Sports & Outdoors, Inc.	164,474
3,791	Allison Transmission Holdings, Inc.	214,040
11,505	American Eagle Outfitters, Inc.	135,759
2,491	AutoNation, Inc. (a)	410,043
7,531	Bath & Body Works, Inc.	282,412
2,088	BlueLinx Holdings, Inc. (a)	195,813
5,554	Caleres, Inc.	132,907
2,002	Carter’s, Inc.	145,345
25,767	Chico’s FAS, Inc. (a)	137,853
1,738	Dick’s Sporting Goods, Inc.	229,746
670	Dillard’s, Inc. - Class A	218,608
4,596	Ethan Allen Interiors, Inc.	129,975
979	Group 1 Automotive, Inc.	252,680
2,004	Hibbett, Inc.	72,725
4,441	HNI Corporation	125,147
4,701	La-Z-Boy, Inc.	134,637
13,507	Macy’s, Inc.	216,787
2,243	Malibu Boats, Inc. - Class A (a)	131,574
4,862	MarineMax, Inc. (a)	166,086
3,960	MasterCraft Boat Holdings, Inc. (a)	121,374
2,878	Methode Electronics, Inc.	96,471
690	Murphy USA, Inc.	214,666
3,139	Nu Skin Enterprises, Inc. - Class A	104,215
3,194	ODP Corporation (a)	149,543
2,863	Rush Enterprises, Inc. - Class A	173,899
9,181	Sally Beauty Holdings, Inc. (a)	113,385
3,145	Signet Jewelers, Ltd.	205,243
5,949	Taylor Morrison Home Corporation (a)	290,133
2,250	Thor Industries, Inc.	232,875
4,410	Titan Machinery, Inc. (a)	130,095
4,035	Toll Brothers, Inc.	319,047
6,487	Tri Pointe Homes, Inc. (a)	213,163
5,227	Urban Outfitters, Inc. (a)	173,170
1,078	Veritiv Corporation	135,408
5,184	Victoria’s Secret & Company (a)	90,357
5,076	Vista Outdoor, Inc. (a)	140,453
2,140	Williams-Sonoma, Inc.	267,800
2,477	Winnebago Industries, Inc.	165,191
		7,009,781
	Consumer, Non-Cyclical - 15.1%
17,674	Albertsons Companies, Inc. - Class A	385,647
1,751	Amedisys, Inc. (a)	160,112
1,813	AMN Healthcare Services, Inc. (a)	197,835
5,047	Collegium Pharmaceutical, Inc. (a)	108,460
1,082	CRA International, Inc.	110,364
11,576	Dynavax Technologies Corporation (a)	149,562
1,406	Euronet Worldwide, Inc. (a)	165,022
1,200	Grand Canyon Education, Inc. (a)	123,852
4,645	H&R Block, Inc.	148,036
8,494	Healthcare Services Group, Inc.	126,815
12,696	Ironwood Pharmaceuticals, Inc. (a)	135,086
3,679	John Wiley & Sons, Inc. - Class A	125,196
2,840	Korn Ferry	140,694
2,297	ManpowerGroup, Inc.	182,382
10,842	Maravai LifeSciences Holdings, Inc. - Class A (a)	134,766
1,258	Medifast, Inc.	115,937
8,078	Pediatrix Medical Group, Inc. (a)	114,788
4,306	Premier, Inc. - Class A	119,104
6,368	PROG Holdings, Inc. (a)	204,540
2,339	Robert Half International, Inc.	175,940
4,869	SpartanNash Company	109,601
4,618	Sprouts Farmers Market, Inc. (a)	169,619
3,257	Stride, Inc. (a)	121,258
3,386	Supernus Pharmaceuticals, Inc. (a)	101,783
1,893	TriNet Group, Inc. (a)	179,778
741	United Therapeutics Corporation (a)	163,576
		3,969,753
	Energy - 14.7%
1,091	Alpha Metallurgical Resources, Inc.	179,317
9,233	APA Corporation	315,492
1,041	Arch Resources, Inc.	117,383
14,466	Berry Corporation	99,526
3,582	California Resources Corporation	162,229
3,262	Chesapeake Energy Corporation	272,964
1,339	Chord Energy Corporation	205,938
2,267	Civitas Resources, Inc.	157,262
13,297	Comstock Resources, Inc.	154,245
2,301	CONSOL Energy, Inc.	156,031
5,040	HF Sinclair Corporation	224,834
7,176	Magnolia Oil & Gas Corporation - Class A	149,978
4,384	Murphy Oil Corporation	167,907
11,103	NOW, Inc. (a)	115,027
6,988	Ovintiv, Inc.	266,033
6,088	PBF Energy, Inc. - Class A	249,243
3,462	PDC Energy, Inc.	246,287
8,190	Peabody Energy Corporation	177,395
5,738	SM Energy Company	181,493
14,218	SunCoke Energy, Inc.	111,896
3,985	Warrior Met Coal, Inc.	155,216
		3,865,696
	Financial - 4.6%
4,864	Artisan Partners Asset Management, Inc. - Class A	191,204
1,366	Jones Lang LaSalle, Inc. (a)	212,823
3,789	Marcus & Millichap, Inc.	119,391
3,013	SEI Investments Company	179,635
4,958	Victory Capital Holdings, Inc. - Class A	156,375
772	Virtus Investment Partners, Inc.	152,447
19,378	Western Union Company	227,304
		1,239,179
	Industrial - 21.5%
2,418	American Woodmark Corporation (a)	184,663
2,834	Apogee Enterprises, Inc.	134,530
1,564	ArcBest Corporation	154,523
1,319	Atkore, Inc. (a)	205,685
2,971	Boise Cascade Company	268,430
3,705	Builders FirstSource, Inc. (a)	503,880
13,270	DHT Holdings, Inc.	113,193
6,252	Dorian LPG, Ltd.	160,364
2,810	Eagle Bulk Shipping, Inc.	134,992
1,179	Eagle Materials, Inc.	219,789
1,117	EMCOR Group, Inc.	206,399
864	Encore Wire Corporation	160,644
7,880	Genco Shipping & Trading, Ltd.	110,556
15,250	Golden Ocean Group, Ltd.	115,137
24,013	GoPro, Inc. - Class A (a)	99,414
3,431	Knight-Swift Transportation Holdings, Inc.	190,626
12,602	LSB Industries, Inc. (a)	124,130
3,570	Matson, Inc.	277,496
2,072	Mohawk Industries, Inc. (a)	213,748
2,267	Oshkosh Corporation	196,300
2,614	Owens Corning	341,127
3,873	Ryerson Holding Corporation	168,011
2,284	Sanmina Corporation (a)	137,657
10,709	Smith & Wesson Brands, Inc.	139,645
3,489	Sterling Infrastructure, Inc. (a)	194,686
2,098	Sturm Ruger & Company, Inc.	111,110
7,267	TimkenSteel Corporation (a)	156,749
9,701	TTM Technologies, Inc. (a)	134,844
2,072	UFP Industries, Inc.	201,088
6,168	Vishay Intertechnology, Inc.	181,339
5,765	World Kinect Corporation	119,220
		5,659,975
	Technology - 7.3%
16,304	Adeia, Inc.	179,507
619	CACI International, Inc. - Class A (a)	210,980
3,037	Donnelley Financial Solutions, Inc. (a)	138,275
12,344	DXC Technology Company (a)	329,832
2,754	Kulicke & Soffa Industries, Inc.	163,725
3,049	Lumentum Holdings, Inc. (a)	172,970
4,560	NetScout Systems, Inc. (a)	141,132
7,738	Photronics, Inc. (a)	199,563
2,252	Qorvo, Inc. (a)	229,771
7,487	Sciplay Corporation - Class A (a)	147,344
		1,913,099
	TOTAL COMMON STOCKS (Cost $23,836,163)	25,892,579

	MASTER LIMITED PARTNERSHIPS - 1.6%
	Energy - 1.1%
7,457	Alliance Resource Partners LP	137,880
9,228	Black Stone Minerals LP	147,186
		285,066
	Financial - 0.5%
4,372	AllianceBernstein Holding LP	140,604
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $441,072)	425,670

	SHORT-TERM INVESTMENTS - 0.1%
37,062	First American Government Obligations Fund - Class X, 5.01% (c)	37,062
	TOTAL SHORT-TERM INVESTMENTS (Cost $37,062)	37,062
	TOTAL INVESTMENTS - 100.0% (Cost $24,314,297)	26,355,311
	Liabilities in Excess of Other Assets - (0.0)% (d)	(325)
	NET ASSETS - 100.0%	$26,354,986

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	Rate shown is the annualized seven-day yield as of June 30, 2023.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at June 30, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$25,892,579	$-	$-	$25,892,579
Master Limited Partnerships	425,670	-	-	425,670
Short-Term Investments	37,062	-	-	37,062
Total Investments in Securities	$26,355,311	$-	$-	$26,355,311
^ See Schedule of Investments for breakout of investments by sector classifications.

For the period ended June 30, 2023, the Fund did not recognize any transfers to or from Level 3.